Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Accounts and notes receivable

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Accounts receivable	5,365,776	6,346,156
Less: Loss allowance	(1,620)	(1,910)

	5,364,156	6,344,246

Aging of Accounts Receivable which are Past Due but not Impaired

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Current	5,272,208	6,327,791
Within 1 month	93,568	18,365

	5,365,776	6,346,156